Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Carrying amount	₩ 12,791,613	₩ 9,498,381
Joint ventures, Carrying amount	20,158	40,057
Investments in associates and joint ventures	₩ 12,811,771	₩ 9,538,438	₩ 7,404,323
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Turkey
Joint ventures, Ownership (%)	50.00%	50.00%
Joint ventures, Carrying amount	₩ 12,487	₩ 13,991
Investments in associates and joint ventures	₩ 12,487	₩ 13,991	20,081
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)	49.00%	49.00%
Joint ventures, Carrying amount	₩ 7,671	₩ 16,474
Investments in associates and joint ventures	₩ 7,671	₩ 16,474	24,174
12CM GLOBAL PTE. LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Singapore
Joint ventures, Ownership (%)		62.70%
Joint ventures, Carrying amount		₩ 9,592
Investments in associates and joint ventures		₩ 9,592
Celcom planet [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Malaysia
Joint ventures, Ownership (%)	44.70%	49.50%
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	27.30%	27.30%
Associates, Carrying amount	₩ 551,548	₩ 526,099
Investments in associates and joint ventures	₩ 551,548	₩ 526,099	46,354
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	63.30%	63.30%
Associates, Carrying amount	₩ 281,684	₩ 257,003
Investments in associates and joint ventures	₩ 281,684	₩ 257,003	263,850
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	15.00%	15.00%
Associates, Carrying amount	₩ 288,457	₩ 280,988
Investments in associates and joint ventures	₩ 288,457	₩ 280,988	265,798
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	28.90%	28.50%
Associates, Carrying amount	₩ 40,974	₩ 38,718
Investments in associates and joint ventures	₩ 40,974	₩ 38,718	39,514
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Cayman Islands
Associates, Ownership (%)	49.00%	49.00%
Associates, Carrying amount	₩ 42,469	₩ 42,511
Investments in associates and joint ventures	₩ 42,469	₩ 42,511	47,488
HappyNarae Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)		45.00%
Associates, Carrying amount		₩ 21,873
Investments in associates and joint ventures		₩ 21,873	17,236
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	20.10%	20.10%
Associates, Carrying amount	₩ 11,208,315	₩ 8,130,000
Investments in associates and joint ventures	₩ 11,208,315	₩ 8,130,000	6,132,122
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Netherlands
Associates, Ownership (%)	32.10%	32.10%
Associates, Carrying amount	₩ 14,420	₩ 13,853
Investments in associates and joint ventures	₩ 14,420	₩ 13,853	15,451
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	23.40%	23.40%
Associates, Carrying amount	₩ 63,801	₩ 64,966
Investments in associates and joint ventures	₩ 63,801	₩ 64,966
Xian Tianlong Science and Technology Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)		49.00%
Associates, Carrying amount		₩ 25,891
Investments in associates and joint ventures		25,891	25,880
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	49.90%
Associates, Carrying amount	₩ 28,549
Investments in associates and joint ventures	₩ 28,549
Twelve CM Japan Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Japan
Associates, Ownership (%)	28.20%
Associates, Carrying amount	₩ 7,734
Investments in associates and joint ventures	₩ 7,734
Makeus Corp.[member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	8.90%
Associates, Carrying amount	₩ 9,193
Investments in associates and joint ventures	₩ 9,193
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	20.00%
Associates, Carrying amount	₩ 111,000
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	USA
Associates, Ownership (%)	15.00%
Associates, Carrying amount	₩ 37,075
Investments in associates and joint ventures	₩ 37,075
Health Connect Co., Ltd. and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	-
Associates, Carrying amount	₩ 106,394	96,479
Investments in associates and joint ventures	₩ 106,394	₩ 96,479	₩ 115,181